Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Operating Lease Term Of Lease			five years and two months
Operating Leases, Rent Expense	$ 42,000	$ 42,000
Chief Executive Officer [Member]
Commitments and Contingencies Disclosure [Line Items]
Officers' Compensation	225,000	225,000
Officers Bonus	65,000	$ 35,000
Officers Special Bonus	30,000
Minimum [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases Rent Periodic Payment			$ 2,800
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 28,100
Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases Rent Periodic Payment			$ 3,200